Deferred Charges, Net (Tables)	6 Months Ended
Jun. 30, 2020
Deferred Charges Net Abstract
Schedule of Deferred Charges

The movement in Deferred charges, net, in the accompanying consolidated balance sheets are as follows:

Dry docking costs
Balance, January 1, 2020	$779
Amortization of special survey costs	(97)
Additions	155
Balance, June 30, 2020	$837